General Information - Details of Associates (Detail)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Category of business	[1]	Steel manufacturing and sales
Domestic [member] | New Songdo International City Development, LLC [member]
Disclosure of associates [line items]
Category of business		Real estate rental
Ownership (%)		29.90%	29.90%
Region		Incheon
Domestic [member] | Gale International Korea, LLC [member]
Disclosure of associates [line items]
Category of business		Real estate rental
Ownership (%)		29.90%	29.90%
Region		Incheon
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Category of business		Technical service
Ownership (%)		0.00%	27.41%
Region		—
Domestic [member] | CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		29.53%	29.53%
Region		Chungju
Domestic [member] | DAEHO GLOBAL MANAGEMENT CO., LTD. [member]
Disclosure of associates [line items]
Category of business		Investment advisory service
Ownership (%)		35.82%	35.82%
Region		Pohang
Domestic [member] | Gunggi Green Energy [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		19.00%	19.00%
Region		Hwaseong
Domestic [member] | Pohang Special Welding Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Welding material and tools manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		Pohang
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		27.23%	27.23%
Region		Seoul
Domestic [member] | KC Chemicals CORP [member]
Disclosure of associates [line items]
Category of business		Machinery manufacturing
Ownership (%)		18.76%	18.76%
Region		Hwaseong
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		49.10%	49.10%
Region		Chuncheon
Domestic [member] | Noeul Green Energy Co., Ltd [member]
Disclosure of associates [line items]
Category of business		Electricity generation
Ownership (%)		10.00%	10.00%
Region		Seoul
Domestic [member] | Posco-IDV Growth Ladder IP Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		0.00%	17.86%
Region		—
Domestic [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of associates [line items]
Category of business		Investment in waste energy
Ownership (%)		30.00%	30.00%
Region		Pohang
Domestic [member] | POSCO Energy Valley Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		20.00%	20.00%
Region		Pohang
Domestic [member] | Posco Culture Contents Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies
Ownership (%)		31.68%	31.68%
Region		Seoul
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies
Ownership (%)	[2]	8.80%	8.80%
Region	[2]	Seoul
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Transporting
Ownership (%)		38.19%	38.19%
Region		Seoul
Domestic [member] | POSCO Advanced Technical Staff Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies
Ownership (%)	[2]	15.84%	15.87%
Region	[2]	Seoul
Domestic [member] | POSCO 4th Industrial Revolution Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies
Ownership (%)	[2]	19.05%	19.05%
Region	[2]	Seoul
Domestic [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Sewerage treatment
Ownership (%)		20.40%	20.40%
Region		Tongyeong
Domestic [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Construction
Ownership (%)		28.79%	28.79%
Region		Gimpo
Domestic [member] | Posgreen Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	[2]	Lime and plaster manufacturing
Ownership (%)	[2]	19.00%	19.00%
Region	[2]	Gwangyang
Domestic [member] | Clean Iksan Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Construction
Ownership (%)		23.50%	23.50%
Region		Iksan
Domestic [member] | Innovalley Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		29.48%	29.48%
Region		Yongin
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Category of business		Private equity financial
Ownership (%)		27.52%	27.52%
Region		Seoul
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Category of business		Investment in Expressway
Ownership (%)		27.89%	27.89%
Region		Incheon
Domestic [member] | INNOPOLIS Job Creation Fund II [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies
Ownership (%)	[2]	6.13%	6.13%
Region	[2]	Seoul
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of associates [line items]
Category of business		Generation of electricity
Ownership (%)		34.00%	34.00%
Region		Samcheok
Domestic [member] | INKOTECH INC [member]
Disclosure of associates [line items]
Category of business	[2]	Electricity generation and sales
Ownership (%)	[2]	10.00%	10.00%
Region	[2]	Seoul
Domestic [member] | PCC Social Enterprise Fund II [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	16.67%	16.67%
Region	[2]	Seoul
Domestic [member] | PCCConar No.1 Fund [Member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	14.88%	14.88%
Region	[2]	Pohang
Domestic [member] | Hyochun CO., LTD [member]
Disclosure of associates [line items]
Category of business	[2]	Screen door operation
Ownership (%)	[2]	18.00%	18.00%
Region	[2]	Seoul
Domestic [member] | IBKC-PCC 1st Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	18.18%	18.18%
Region	[2]	Pohang
Domestic [member] | PCC-Woori LP secondary Fund [member]
Disclosure of associates [line items]
Category of business		Investment in new technologies business
Ownership (%)		18.85%	18.85%
Region		Pohang
Domestic [member] | Link City PFV Inc. [member]
Disclosure of associates [line items]
Category of business		Contruction, housing construction and sales
Ownership (%)		44.00%	44.00%
Region		Uijeongbu
Domestic [member] | BNH-POSCO Bio Healthcare Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	18.14%	18.14%
Region	[2]	Pohang
Domestic [member] | PCC-BM Project Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	8.77%	8.77%
Region	[2]	Pohang
Domestic [member] | Energy Innovation Fund I [Member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	10.11%	10.11%
Region	[2]	Pohang
Domestic [member] | Consus PS development Professional Private Real Estate Fund [member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | POSTECH Holdings 4th Fund [member]
Disclosure of associates [line items]
Category of business		Private Investment Association
Ownership (%)		40.00%	40.00%
Region		Pohang
Domestic [member] | SNU STH IP Fund [Member]
Disclosure of associates [line items]
Category of business		Private Investment Association
Ownership (%)		33.33%	33.33%
Region		Seoul
Domestic [member] | G&G Technology Innovation Fund No.1 [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	13.97%	13.97%
Region	[2]	Seongnam
Domestic [member] | PCC-KAI Secondary I Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	19.14%	19.12%
Region	[2]	Seoul
Domestic [member] | 2021 PCC Bio New Technology Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies
Ownership (%)	[2]	5.45%	5.45%
Region	[2]	Pohang
Domestic [member] | Consus BG Private Real Estate Fund No.2 [Member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | Consus NewDeal Infra Development Specialized Private Special Asset Investment Trust 1 [member]
Disclosure of associates [line items]
Category of business		Investment Association
Ownership (%)		40.00%	40.00%
Region		Seoul
Domestic [member] | Hybrid ESG Secondary Venture No.1 [Member]
Disclosure of associates [line items]
Category of business	[2]	Investment Association
Ownership (%)	[2]	18.27%	18.27%
Region	[2]	Pohang
Domestic [member] | PCC-Bailey Project Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	7.27%	7.27%
Region	[2]	Pohang
Domestic [member] | CR Inotech Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	[2]	Manufacturing
Ownership (%)	[2]	19.00%	19.00%
Region	[2]	Gwangyang
Domestic [member] | Posco JK Solid Solution Co., ltd [member]
Disclosure of associates [line items]
Category of business	[2]	Material manufacturing for rechargeable battery
Ownership (%)	[2]	40.00%	40.00%
Region	[2]	Yangsan
Domestic [member] | PCC-Xinova PRE-IPO Fund [member]
Disclosure of associates [line items]
Category of business	[2]	Investment in new technologies business
Ownership (%)	[2]	0.91%	0.91%
Region	[2]	Pohang
Domestic [member] | Consus OS Private Real Estate Fund 2 [Member]
Disclosure of associates [line items]
Category of business		Real estate development
Ownership (%)		50.00%	50.00%
Region		Seoul
Domestic [member] | C&P Advanced Material Technology Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Precursor manufacturing and sales
Ownership (%)		20.00%	20.00%
Region		Pohang
Domestic [member] | P&O Chemical Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	[3]	Chemical production
Ownership (%)	[3]	0.00%	51.00%
Region	[3]	—
Domestic [member] | FEWM CO., LTD. [member]
Disclosure of associates [line items]
Category of business	[4]	Industrial gas production
Ownership (%)	[4]	40.00%	0.00%
Region	[4]	Yongin
Domestic [member] | Gyeongbuk-Posco Innovative growth Venture Fund [member]
Disclosure of associates [line items]
Category of business	[4]	Investment in new technologies business
Ownership (%)	[4]	24.73%	0.00%
Region	[4]	Seoul
Foreign [member] | POSCHROME (PROPRIETARY) LIMITED [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		South Africa
Foreign [member] | CAML RESOURCES PTY LTD. [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		33.34%	33.34%
Region		Australia
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Category of business		Construction and civil engineering
Ownership (%)		20.00%	20.00%
Region		Indonesia
Foreign [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		20.00%	20.00%
Region		China
Foreign [member] | PT.INDONESIA POS CHEMTECH CHOSUN Ref [member]
Disclosure of associates [line items]
Category of business		Refractory manufacturing and sales
Ownership (%)		30.19%	30.19%
Region		Indonesia
Foreign [member] | NS-Thainox Auto Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Stainless sales and transporting
Ownership (%)		49.00%	49.00%
Region		Thailand
Foreign [member] | PT. Tanggamus Electric Power [member]
Disclosure of associates [line items]
Category of business		Construction and civil engineering
Ownership (%)		17.50%	17.50%
Region		Indonesia
Foreign [member] | LLP POSUK Titanium [member]
Disclosure of associates [line items]
Category of business		Titanium manufacturing and sales
Ownership (%)		35.30%	35.30%
Region		Kazakhstan
Foreign [member] | IMFA ALLOYS FINLEASE LTD. [member]
Disclosure of associates [line items]
Category of business		Raw material manufacturing and sales
Ownership (%)		24.00%	24.00%
Region		India
Foreign [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of associates [line items]
Category of business		Chemical by-product manufacturing and sales
Ownership (%)		19.00%	19.00%
Region		Indonesia
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Category of business		Investments management
Ownership (%)		25.85%	25.85%
Region		Canada
Foreign [member] | Hamparan Mulya [member]
Disclosure of associates [line items]
Category of business		Resource development
Ownership (%)		45.00%	45.00%
Region		Indonesia
Foreign [member] | POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		25.00%	25.00%
Region		China
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		25.00%	25.00%
Region		China
Foreign [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business		Steel manufacturing and sales
Ownership (%)		25.00%	25.00%
Region		Thailand
Foreign [member] | Jupiter Mines Limited [member]
Disclosure of associates [line items]
Category of business	[2]	Resource development
Ownership (%)	[2]	6.89%	6.89%
Region	[2]	Australia
Foreign [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of associates [line items]
Category of business	[2]	Steel manufacturing and sales
Ownership (%)	[2]	17.26%	17.26%
Region	[2]	Vietnam
Foreign [member] | Saudi-Korean Company for Maintenance Properties Management LLC [member]
Disclosure of associates [line items]
Category of business	[2]	Building management
Ownership (%)	[2]	19.00%	19.00%
Region	[2]	Saudi Arabia
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Category of business		Coal sales
Ownership (%)		22.05%	22.05%
Region		Canada
Foreign [member] | SHANGHAI LANSHENG DAEWOO CORP. [member]
Disclosure of associates [line items]
Category of business		Trading
Ownership (%)		49.00%	49.00%
Region		China
Foreign [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of associates [line items]
Category of business		Trading
Ownership (%)		49.00%	49.00%
Region		China
Foreign [member] | General Medicines Company Ltd. [member]
Disclosure of associates [line items]
Category of business		Medicine manufacturing and sales
Ownership (%)		33.00%	33.00%
Region		Sudan
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Category of business		Gas production and sales
Ownership (%)		20.00%	20.00%
Region		England
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Category of business		Pipeline construction and management
Ownership (%)		25.04%	25.04%
Region		Myanmar
Foreign [member] | GLOBAL KOMSCO Daewoo LLC [member]
Disclosure of associates [line items]
Category of business		Cotton celluloid manufacturing and sales
Ownership (%)		35.00%	35.00%
Region		Uzbekistan
Foreign [member] | POSCO-Poggenamp Electrical Steel Pvt. Ltd. [member]
Disclosure of associates [line items]
Category of business	[3]	Steel processing and sales
Ownership (%)	[3]	0.00%	26.00%
Region	[3]	—
Foreign [member] | Qingdao Pohang DGENX Stainless Steel Pipe Co Ltd [member]
Disclosure of associates [line items]
Category of business		Exhaust meter manufacturing
Ownership (%)		40.00%	40.00%
Region		China
Foreign [member] | SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD [member]
Disclosure of associates [line items]
Category of business	[3]	Medicine production
Ownership (%)	[3]	0.00%	3.42%
Region	[3]	—
Foreign [member] | ZHEJIANG HUAYOU-POSCO ESM CO., LTD [member]
Disclosure of associates [line items]
Category of business		Anode material Production
Ownership (%)		40.00%	40.00%
Region		China
Foreign [member] | MONG DUONG FINANCE HOLDINGS B.V
Disclosure of associates [line items]
Category of business	[3]	Financial Holdings
Ownership (%)	[3]	0.00%	30.00%
Region	[3]	—
Foreign [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of associates [line items]
Category of business		Non-ferrous metal Mining
Ownership (%)		24.32%	24.32%
Region		Australia
Foreign [member] | Qingdao ZhongShou New Energy Technology Co Ltd [Member]
Disclosure of associates [line items]
Category of business	[2]	Artificial Graphite manufacturing
Ownership (%)	[2]	13.00%	13.00%
Region	[2]	China
Foreign [member] | Black Rock Mining Limited [Member]
Disclosure of associates [line items]
Category of business		Mining
Ownership (%)		7.45%	10.07%
Region		Australia
Foreign [member] | Inner Mongolia Sinuo New Material Technology Co.,Ltd [member]
Disclosure of associates [line items]
Category of business	[2]	Artificial Graphite manufacturing
Ownership (%)	[2]	10.12%	12.85%
Region	[2]	China
Foreign [member] | ZHANGJIAGANG XIAO-SHA COIL SERVICE CENTER CO.,LTD [member]
Disclosure of associates [line items]
Category of business		Steel processing and sales
Ownership (%)		17.50%	17.50%
Region		China
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Category of business	[3]	Electricity generation
Ownership (%)	[3]	0.00%	30.00%
Region	[3]	—
Foreign [member] | AJI Marketing and Sales, LLC [Member]
Disclosure of associates [line items]
Category of business		Coal sales
Ownership (%)		0.00%	22.05%
Region		—
Foreign [member] | AMCI (WA) PTY LTD. [member]
Disclosure of associates [line items]
Category of business		Iron ore sales & mine development
Ownership (%)		49.00%	49.00%
Region		Australia
Foreign [member] | M RES NSW HCC II Pty Ltd [Member]
Disclosure of associates [line items]
Category of business	[4],[5]	Mining
Ownership (%)	[4],[5]	92.31%	0.00%
Region	[4],[5]	Australia
Foreign [member] | POSCO FLOW Holdings(Thailand) Co., Ltd [member]
Disclosure of associates [line items]
Category of business	[4]	Logistics
Ownership (%)	[4]	49.00%	0.00%
Region	[4]	Thailand
Foreign [member] | Posco Flow(Thailand) Co., Ltd [member]
Disclosure of associates [line items]
Category of business	[4]	Logistics
Ownership (%)	[4]	49.00%	0.00%
Region	[4]	Thailand

[1]	As of December 31, 2025, the entities are classified as consolidated subsidiaries since the Company has control over the investees although the Company’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.
[2]	The Company has determined that it has significant influence even though the Company’s percentage of ownership is less than 20% considering the composition of board of directors.
[3]	During the year ended December 31, 2025, the entities were excluded from associates due to sale of interest.
[4]	During the year ended December 31, 2025, the entities were included as associates.
[5]	Although the Company holds a majority equity interest as of year-end, it has determined that it has significant influence considering its representation on the board of directors, and thus classified it as an investment in an associate.